SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

On January 4, 2012, J. Chris Houchins, the Chief Operating Officer of the Company resigned his employment with the Company, effective as of January 13, 2012. As a result of Mr. Houchins’ resignation, 539,167 stock options were forfeited.

On February 13, 2012 (the “Effective Date”), the Company, entered into a license agreement (the “License Agreement”) with Invivis Pharmaceuticals, Inc. (“Invivis”), pursuant to which the Company was granted an exclusive, worldwide (except as noted below), royalty-bearing license for the rights to commercialize technologies embodied by a certain patent application and know-how relating to onapristone, an anti-progestin hormone blocker, for all therapeutic uses. Also on February 13, 2012, the Company entered into a services agreement (the “Services Agreement”) with Invivis, pursuant to which Invivis will provide the Company with certain support services relating to the development of onapristone in exchange for a monthly cash payment.

Under the terms of the License Agreement, the Company is required to make a one-time cash payment of $500,000 to Invivis within 30 days of the Effective Date. The License Agreement also requires the Company to make performance-based cash payments to Invivis of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone (including regulatory approval in the United States, the EU and Japan) and to pay Invivis a royalty on net sales of onapristone at a rate in the low-single digits. Pursuant to a separate services agreement, the Company will also pay Invivis a monthly fee for two years for certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services.

Pursuant to the License Agreement, Invivis retains all rights related to the commercialization of onapristone in France, subject to the Company’s right to engage in the clinical development of onapristone and obtain marketing approval of the drug in France. In the event the Company successfully obtains marketing approval of onapristone in France, Invivis shall have the option, within 90 days of such approval, to transfer to the Company all rights related to the commercialization of onapristone in France in exchange for a one-time cash payment.

The License Agreement provides that the Company will indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with (i) the death of or injury to any person or any damage to property; (ii) the production, manufacture, sale, use, lease, consumption or advertisement of onapristone; or (iii) any obligation of the Company under the License Agreement, except for (x) claims that the licensed patent rights infringe third party intellectual property; and (y) claims arising out of the gross negligence or willful misconduct of Invivis, breach of warranty by Invivis, or certain other breaches of the License Agreement by Invivis. The License Agreement will terminate upon the later of (i) the expiration of the last patent relating to onapristone, and (ii) February 13, 2032. Invivis may terminate the License Agreement upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the License Agreement for any reason upon 90 days’ prior written notice.

On January 12, 2012, the Company received a notice from Pitt, from which the Company licensed its rights to AR-67, indicating that the Company was in default under its license agreement for failure to pay a $250,000 annual license fee under the terms of that agreement and providing the Company with 60 days notice to remedy the default. On March 29, 2012, following the Company’s determination not to proceed with further development of AR-67, the parties agreed to terminate the license agreement. The Company is currently working with Pitt to wind down its AR-67 program, and intends to fulfill its ongoing obligations in connection with the completion of the Phase II GBM study.